Operating Leases - Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Operating leases
Current operating lease liabilities	¥ 186,253	$ 26,233	¥ 229,718
Non-current operating lease liabilities	455,879	$ 64,209	510,349
Total operating lease liabilities	¥ 642,132		¥ 740,067